Consolidated statements of cash flows: (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of Consolidated statements of cash flows [Abstract]
Details And Disclosure About Movement Of Debt [Text Block]
As of December 31, 2017 and 2018, the analysis of net debt and movements in net debt is presented below:

	Long-term			Bank
	Debt			Loans
	2017		2018	2017		2018

Accounts payable		$340,288	$324,590	$
Bank loans (Note 11)					173,471	$175,515
Bank loans (Note 11)					10,321,382	7,042,598
Long-term debt (Note 12)		7,149,177	6,957,678

Balances at December 31		$7,489,465	$7,282,268		$10,494,853	$7,218,113

Balances at January 1 of net debt	$		$7,489,465		$4,460,776	$10,494,853

Acquisition of Aerostar and Airplan		7,182,963			3,424,717
Interest expense		295,834	475,110		322,996	696,641
Proceeds from bank loans					8,000,000
Interest paid		(277,068)	(646,418)		(351,152)	(492,653)
Payments of the long-term debt and bank loan		(102,907)			(5,339,338)	(3,090,124)
Foreign currency translation		390,643	(35,889)		217,385	(166,301)
Exchange (income) / loss on foreign currency					(240,531)	(224,303)

Balances at December 31		$7,489,465	$7,282,268		$10,494,853	$7,218,113